Average Annual Total Returns{- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-10 - Value Strategies Portfolio	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Value Strategies Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	33.60%	13.94%	13.74%	33.48%	13.83%	13.63%	33.34%	13.67%	13.47%	28.34%	11.22%	13.44%